GOODWILL AND INTANGIBLE ASSETS - Goodwill Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 13,133,293	$ 11,125,861
Additions/ Adjustments	2,130,666	2,742,979
Foreign Currency Translation	309,044	(735,547)
Goodwill, Ending Balance	15,573,003	13,133,293
North America
Goodwill [Line Items]
Goodwill, Beginning Balance	7,744,582	6,618,198
Additions/ Adjustments	1,145,007	1,133,033
Foreign Currency Translation	(13,539)	(6,649)
Goodwill, Ending Balance	8,876,050	7,744,582
EMEA
Goodwill [Line Items]
Goodwill, Beginning Balance	4,178,853	3,340,503
Additions/ Adjustments	596,341	1,482,552
Foreign Currency Translation	376,955	(644,202)
Goodwill, Ending Balance	5,152,149	4,178,853
Growth Markets
Goodwill [Line Items]
Goodwill, Beginning Balance	1,209,858	1,167,160
Additions/ Adjustments	389,318	127,394
Foreign Currency Translation	(54,372)	(84,696)
Goodwill, Ending Balance	$ 1,544,804	$ 1,209,858